Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-Controlling interest CNY (¥)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] Common shares CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] Common shares CNY (¥) shares
Balance Beginning at Dec. 31, 2018	¥ (385,238)		¥ 31		¥ 2,778	¥ 295	¥ (388,884)	¥ 542
Balance Beginning (Shares) at Dec. 31, 2018 | shares			445,272,000
Net profit (loss) for the year	14,968						14,902	66
Share-based payment compensation	94,960		¥ 2		94,958
Share-based payment compensation (Shares) | shares			38,038,373
Redeemable preferred shares redemption value accretion	(32,854)				(32,854)
Foreign currency translation	140					119		21
Others	(629)							(629)
Balance Ending at Dec. 31, 2019	(308,653)		¥ 33		64,882	414	(373,982)	0
Balance Ending (Shares) at Dec. 31, 2019 | shares			483,310,373
Net profit (loss) for the year	(18,292)						(18,292)
Share-based payment compensation	35,880				35,880
Redeemable preferred shares redemption value accretion	(4,274)				(4,274)
Foreign currency translation	(22,386)					(22,386)
Issuance of common shares upon Initial Public Offering ("IPO")	324,215				324,208				¥ 7
Issuance of common shares upon Initial Public Offering ("IPO") (Shares) | shares									105,000,000
Shares issued upon exercise of over-allotment option	4,852				4,851				¥ 1
Shares issued upon exercise of over-allotment option (Shares) | shares									1,449,060
Re-designation of common shares into Class A common shares and Class B common			¥ (33)						¥ 23		¥ 10
Re-designation of common shares into Class A common shares and Class B common shares (Shares) | shares			(483,310,373)						332,719,166		150,591,207
Conversion and re-designation of redeemable preferred shares into Class A common shares	458,901				458,870				¥ 31
Conversion and re-designation of redeemable preferred shares into Class A common shares (Shares) | shares									450,046,220
Repurchase of Class A common shares	(2,063)			¥ (2,063)
Repurchase of Class A common shares (Shares) | shares				896,180
Shares issued upon exercise of option	503				503
Shares issued upon exercise of option (Shares) | shares									188,100
Balance Ending at Dec. 31, 2020	468,683			¥ (2,063)	884,920	(21,972)	(392,274)	0		¥ 62		¥ 10
Balance Ending (Shares) at Dec. 31, 2020 | shares			0	896,180						889,402,546		150,591,207
Net profit (loss) for the year	(107,717)	$ (16,904)					(107,666)	(51)
Share-based payment compensation	11,355				11,355
Set-up of subsidiaries with non-controlling interests	900							900
Foreign currency translation	(5,323)	(835)				(5,323)
Shares issued upon exercise of over-allotment option	497				497				¥ 0
Shares issued upon exercise of over-allotment option (Shares) | shares									201,040
Repurchase of Class A common shares	(7,482)			¥ (7,482)
Repurchase of Class A common shares (Shares) | shares			3,436,860	2,540,680
Balance Ending at Dec. 31, 2021	¥ 360,913	$ 56,636		¥ (9,545)	¥ 896,772	¥ (27,295)	¥ (499,940)	¥ 849		¥ 62		¥ 10
Balance Ending (Shares) at Dec. 31, 2021 | shares			0	3,436,860						889,603,586		150,591,207